Revenue - Narrative (Details) $ in Thousands		3 Months Ended			6 Months Ended
	Jan. 01, 2018	Jul. 31, 2019 GBP (£)	Jul. 31, 2018 GBP (£)		Jul. 31, 2019 GBP (£)	Jul. 31, 2018 GBP (£)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 21, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		£ 126,000	£ 37,958,000	[1]	£ 375,000	£ 41,832,000	[2]
Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue								$ 2,500	£ 1,900,000
Eurofarma Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments | $										$ 3,750
Eurofarma Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments | $										21,500
Specified milestone payments, maximum cumulative net sales benchmark | $										100,000
Specified milestone payments, cumulative net sales incremental benchmark | $										$ 100,000
Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		126,000	£ 37,958,000		375,000	£ 41,586,000
Licensing agreements | Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		120,000			250,000
Licensing agreements | Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | £		£ 0			£ 130,000

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’